Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

December 1, 2010

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:   Mr. Brion R. Thompson

Re:	O'Connor Multi-Strategy Fund of Funds
Registration Statement on Form N-2

Ladies and Gentlemen:

On behalf of O'Connor Multi-Strategy Fund of Funds (the "Fund"), transmitted for filing with the Securities and Exchange Commission is the Fund's Registration Statement on Form N-2 under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act") (the "Registration Statement").

The Fund is a fund of funds, to be managed by UBS Alternative and Quantitative Investments LLC (successor to UBS Fund Advisor, L.L.C.) ("UBS A&Q") and distributed by UBS Financial Services Inc.  The Fund's Registration Statement is modeled largely on the registration statements of the other 1933 Act/1940 Act-registered funds managed by UBS A&Q:  UBS Credit Recovery Fund, L.L.C. (File Nos. 333-149660 and 811-21117); UBS Event Fund, L.L.C. (File Nos. 333-169562 and 811-10479); UBS M2 Fund, L.L.C. (File Nos. 333-149658 and 811-21195); and UBS Multi-Strat Fund, L.L.C. (File Nos. 333-155715 and 811-21516).  The principal difference between the Fund and its sister funds is that the Fund will be structured for federal tax purposes as a regulated investment company, rather than as a partnership, and for state law purposes will be a Delaware statutory trust, rather than a Delaware limited liability company.  With respect to these differences, we refer you to the registration statement for UBS Enso Fund (File Nos. 333-148685 and 811-22171) which was also both a regulated investment company and a Delaware statutory trust.

In preparing the Registration Statement, we have taken account of the comment received on a recent N-2 filing of UBS Event Fund, L.L.C. by which were asked to consider the staff's observations set forth in the letter from Barry D. Miller, Associate Director, Office of Legal and Disclosure to Karrie McMillan, General Counsel, Investment Company Institute, dated July 30, 2010.  The comparable disclosure in the Registration Statement has been drafted in a manner that we believe addresses the matters discussed in Mr. Miller's letter.

We propose to file a pre-effective amendment to the Registration Statement following receipt of your comments, if any, to the accompanying filing in order to complete omitted data.

Should members of the Staff have any questions or comments regarding the Registration Statement, they should call the undersigned at 212.806.5790 or, in his absence, Brad A. Green at 212.806.6274.

Very truly yours,

/s/  Gary L. Granik
Gary L. Granik